EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Capitalized Costs on Projects

	Rook I	Other Athabasca Basin Properties	IsoEnergy Properties	Total
Acquisition cost
Balance at December 31, 2021	$235	$1,458	$26,660	$28,353
Additions	-	-	10	10
Dispositions	-	-	(42)	(42)
Balance as at December 31, 2022	$235	$1,458	$26,628	$28,321

Deferred exploration costs
Balance at December 31, 2021	$260,941	$9,180	$28,069	$298,190
Additions:
General exploration and drilling	7,705	-	5,613	13,318
Environmental, permitting, and engagement	12,005	-	-	12,005
Technical, engineering and design	32,703	-	-	32,703
Geochemistry and assays	-	-	190	190
Geological and geophysical	1,941	423	1,593	3,957
Labour and wages	8,818	-	836	9,654
Share-based payments (Note 11)	4,532	-	1,832	6,364
Travel	367	-	178	545
Total Additions	68,071	423	10,243	78,737
Balance as at December 31, 2022	$329,012	$9,603	$38,312	$376,927
Total costs, December 31, 2022	$329,247	$11,061	$64,940	$405,248

	Rook I	Other Athabasca Basin Properties	IsoEnergy Properties	Total
Acquisition cost
Balance at December 31, 2020	$235	$1,458	$26,778	$28,471
Additions	-	-	27	27
Dispositions	-	-	(145)	(145)
Balance as at December 31, 2021	$235	$1,458	$26,660	$28,353

Deferred exploration costs
Balance at December 31, 2020	216,350	9,173	20,728	246,251
Additions:
General exploration and drilling	6,502	-	3,615	10,117
Environmental, permitting, and engagement	15,154	-	2	15,156
Technical, engineering and design	13,893	-	1	13,894
Geochemistry and assays	-	-	333	333
Geological and geophysical	116	7	775	898
Labour and wages	4,925	-	815	5,740
Share-based payments (Note 11)	3,696	-	1,561	5,257
Travel	305	-	239	544
Total Additions	44,591	7	7,341	51,939
Balance as at December 31, 2021	$260,941	$9,180	$28,069	$298,190
Total costs, December 31, 2021	$261,176	$10,638	$54,729	$326,543